Investments - Contractual Maturities of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost
Due within one year	$ 367,199	$ 223,933
Due after one year through five years	293,523	371,060
Due after five years through ten years	66,255	62,679
Due after ten years	106,058	116,908
Total	833,035	774,580
Fair Value
Due within one year	353,180	222,307
Due after one year through five years	275,073	368,574
Due after five years through ten years	62,576	62,639
Due after ten years	96,209	118,918
Total	$ 787,038	$ 772,438